(7) Geographic Information: Schedule of Disclosure on Geographic Areas, Long-Lived Assets in Individual Foreign Countries by Country (Tables)	9 Months Ended
Jun. 30, 2013
Tables/Schedules
Schedule of Disclosure on Geographic Areas, Long-Lived Assets in Individual Foreign Countries by Country

	Net Property and Equipment		Net Monitoring Equipment
	June 30, 2013	September 30, 2012	June 30, 2013	September 30, 2012
United States of America	$352,388	$506,599	$1,038,215	$2,174,976
Latin American Countries	-	-	914,325	719,171
Caribbean Countries and Commonwealths	-	-	157,679	263,782
Other Foreign Countries	-	-	3,422	14,018
Total	$352,388	$506,599	$2,113,641	$3,171,947